Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following presents the Company‘s amortizing internally developed software recorded in Goodwill and other intangible assets, net on the balance sheets:

	As of December 31,
	2023	2022
Gross carrying amount	$41	$41
Accumulated amortization	(15)	(9)
Net carrying value	$26	$32

Schedule of Finite-Lived Intangible Assets
The following presents the Company‘s amortizing internally developed software recorded in Goodwill and other intangible assets, net on the balance sheets:

	As of December 31,
	2023	2022
Gross carrying amount	$41	$41
Accumulated amortization	(15)	(9)
Net carrying value	$26	$32

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	As of December 31, 2023, total amortization expense for other intangible assets is expected to be as follows for each of the next five years:

Year Ended December 31,
2024	$6
2025	6
2026	6
2027	6
2028	2